Earnings per share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Basic earnings per share
Net income	$ 3,582	$ 3,133
Dividends on preferred shares and distributions on other equity instruments	(59)	(51)
Net income attributable to non-controlling interests	(2)	(2)
Net income available to common shareholders	$ 3,522	$ 3,087
Weighted average number of common shares (in thousands)	1,406,324	1,382,754
Basic earnings per share (in dollars)	$ 2.5	$ 2.23
Diluted earnings per share
Net income available to common shareholders	$ 3,522	$ 3,087
Weighted average number of common shares (in thousands)	1,406,324	1,382,754
Stock options	1,291	1,756
Issuable under other share-based compensation plans	26	26
Average number of diluted common shares (in thousands)	1,407,641	1,384,536
Diluted earnings per share (in dollars)	$ 2.5	$ 2.23
Equity attributable to shareholders [member]
Basic earnings per share
Net income	$ 3,580	$ 3,131
Dividends on preferred shares and distributions on other equity instruments	$ (58)	$ (44)